Purchases and other expenses - Trade payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Trade payables in the opening balance	€ 6,475	€ 6,682	€ 6,736
Business related variations	41	(122)	(85)
Changes in the scope of consolidation	125	1	36
Translation adjustment	47	(80)	27
Reclassifications and other items	49	(6)	(32)
Trade payables in the closing balance	€ 6,738	€ 6,475	€ 6,682